Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Sep. 30, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Interest and dividends	$ 1,272,634
Total investment income, net	4,548,885
Employer	1,086,067
Participant deferrals	1,181,463
Participant rollovers	535,958
Total contributions	2,803,488
Total additions to net assets	7,352,373
Benefit payments	2,578,053
Administrative expenses	53,241
Total deductions from net assets	2,631,294
Net increase	4,721,079
Beginning of year	35,216,955
End of year	39,938,034
Mutual Fund
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net appreciation in fair value of investments	2,083,684
Beginning of year	23,156,535
End of year	26,730,520
Common Stock
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net appreciation in fair value of investments	1,192,567
Participant Directed
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Interest and dividends	997,424
Total investment income, net	3,473,478
Employer	1,086,067
Participant deferrals	1,181,463
Participant rollovers	535,958
Total contributions	2,803,488
Total additions to net assets	6,276,966
Benefit payments	2,182,964
Administrative expenses	53,241
Total deductions from net assets	2,236,205
Net increase	4,040,761
Beginning of year	26,970,638
End of year	31,011,399
Participant Directed | Mutual Fund
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net appreciation in fair value of investments	2,083,684
Participant Directed | Common Stock
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net appreciation in fair value of investments	392,370
Nonparticipant Directed
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Interest and dividends	275,210
Total investment income, net	1,075,407
Employer	0
Participant deferrals	0
Participant rollovers	0
Total contributions	0
Total additions to net assets	1,075,407
Benefit payments	395,089
Administrative expenses	0
Total deductions from net assets	395,089
Net increase	680,318
Beginning of year	8,246,317
End of year	8,926,635
Nonparticipant Directed | Mutual Fund
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net appreciation in fair value of investments	0
Nonparticipant Directed | Common Stock
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net appreciation in fair value of investments	800,197
Benefit payments	$ 119,879